LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Land Use Right [Abstract]
Cost	$ 178,437	$ 178,844
Less: accumulated amortization	(79,364)	(76,215)
Land use right, net	$ 99,073	$ 102,629